Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
9	Subsequent events

Share issuances

On April 8, 2013 the Company issued 515,000 shares of common stock for services.

Stock options

On April 22, 2013 the Company granted 120,000 stock options at an exercise price of $1.54. In addition, the Company cancelled 120,000 stock options at an exercise price of CDN $0.50 per option.

12	Subsequent events

a)	Reverse acquisition

On January 25, 2013, the Company entered into and closed an Exchange Agreement with DelMar Pharmaceuticals, Inc. (“DMPI”) (formerly Berry Only Inc.) (the “Acquisition”). The Acquisition resulted in DMPI acquiring DelMar by issuing a sufficient number of shares such that the shareholders of DelMar had a controlling interest in DMPI subsequent to the completion of the Acquisition. At the time of the Acquisition, there were 13,070,000 common shares of DelMar and 3,250,007 shares of common stock of DMPI issued and outstanding. All of the 13,070,000 shares of DelMar were acquired either directly or indirectly (through a newly formed subsidiary) by DMPI resulting in DelMar becoming a wholly owned subsidiary of DMPI. Simultaneous with the Acquisition, Valent was issued 1,150,000 common shares of DMPI. The shares issued to Valent by DMPI were issued in exchange for Valent reducing certain future royalties under its agreement with DelMar. Upon completion of the Acquisition DelMar became a wholly-owned subsidiary of DMPI. As a result of the shareholders of DelMar having a controlling interest in DMPI subsequent to the Acquisition, for accounting purposes the transaction constitutes a reverse recapitalization with DelMar being the accounting acquirer even though legally DelMar is the acquiree. Therefore, the net assets of DMPI are recorded at fair value at the date of the transaction. No goodwill is recorded with respect to the transaction as it does not constitute a business combination.

b)	Unit offering

In connection with the Acquisition, on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, DMPI entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which DMPI issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment and the Investor Warrants are redeemable under certain circumstances.

Charles Vista, LLC (the “Placement Agent”) was retained as the placement agent for the Private Offering. The Placement Agent was paid a cash fee of $1,050,000 (equal to 10% of the gross proceeds), a non-accountable expense allowance of $315,000 (equal to 3% of the gross proceeds), and a one-year consulting fee of $60,000. In addition, the Company incurred other closings costs of approximately $500,000 resulting in net proceeds to the Company of $8,575,000. In addition, the Company issued to the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase 5,250,000 shares of common stock (equal to 20% of the shares of common stock (i) included as part of the Units sold in the Private Offering and (ii) issuable upon exercise of the Investor Warrants) at an exercise price of $0.80, exercisable on a cash or cashless basis.

The Company has also agreed to engage the Placement Agent as its warrant solicitation agent in the event the Investor Warrants are called for redemption and will pay a warrant solicitation fee to the Placement Agent equal to 5% of the amount of funds solicited by the Placement Agent upon the exercise of the Investor Warrants following such redemption.

In connection with the Private Offering, the Company entered into a registration rights agreement with the Investors, pursuant to which the Company agreed to file a registration statement (the “Registration Statement”) registering for resale all shares of common stock (a) included in the Units; and (b) issuable upon exercise of the Investor Warrants, no later than 90 days after the completion of the Private Offering (the “Filing Deadline”) and to use commercially reasonable efforts to cause the Registration Statement to become effective within 180 days of the Filing Deadline. The Company agreed to use commercially reasonably efforts to keep the Registration Statement effective while the Investor Warrants are outstanding.

Certain of the Private Offering costs were incurred by the Company prior to December 31, 2012. These costs of $90,771 have been recorded as deferred costs and will be treated as issue costs upon the first closing of the Private Offering.